Information about Fund Investments Company and its Subsidiaries Hold under ASC 820 (Detail) In Millions	12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Hedge Fund USD ($)		Mar. 31, 2011 Hedge Fund JPY (¥)		Mar. 31, 2010 Hedge Fund JPY (¥)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	$ 121	¥ 10,023	¥ 14,692	$ 121	[1]	¥ 10,023	[1]	¥ 14,692	[1]
Redemption Frequency (If Currently Eligible)	-			Monthly - Quarterly	[1]	Monthly - Quarterly	[1]
Redemption Notice Period	-			10 days - 45 days	[1]	10 days - 45 days	[1]

[1]	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.